Shareholder Report, Line Graph (Details)	12 Months Ended	18 Months Ended	60 Months Ended	110 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000156024 | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	15.38%		14.59%	12.56%
C000240327 | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	32.21%	42.03%
C000002468 | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	10.06%		4.98%		7.24%
C000002467 | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	19.29%		7.43%		8.07%
C000002470 | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	15.13%		14.34%		12.58%
C000156023 | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	10.27%		5.21%	7.61%
C000156022 | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	19.44%		7.57%	7.96%
C000240326 | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	31.95%	41.74%
S&P 500 Index
Account Value [Line Items]
Average Annual Return, Percent	24.56%	29.63%	15.05%	13.13%	12.86%
Russell 1000® Index
Account Value [Line Items]
Average Annual Return, Percent	23.88%		14.61%	12.77%	12.51%